Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Investment exposure	$ 30.1	$ 38.4
Reinsurance recoverable, allowance for credit loss	$ 0.3	$ 0.4
Common stock, par value (in dollars per share)	$ 20	$ 20
Common stock, shares authorized (in shares)	100,000	100,000
Common stock, shares issued (in shares)	100,000	100,000
Common stock, shares outstanding (in shares)	100,000	100,000